Condensed Consolidated Statements of Members'/Stockholders' Equity Deficit (Unaudited) - USD ($)	Member Deficit [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Creek Road Miners Inc [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Creek Road Miners Inc [Member]	Preferred Stock [Member] Series C Preferred Stock [Member] Creek Road Miners Inc [Member]	Common Stock [Member]	Common Stock [Member] Creek Road Miners Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Creek Road Miners Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Creek Road Miners Inc [Member]	Total	Creek Road Miners Inc [Member]	Prairie Operating Co LLC [Member]	Noncontrolling Interest [Member] Creek Road Miners Inc [Member]
Balance - June 7, 2022 (date of inception) at Dec. 31, 2020			$ 17				$ 351		$ 23,206,367		$ (30,039,146)		$ (6,844,909)		$ (12,498)
Beginning balance, shares at Dec. 31, 2020			173,993				3,506,752
Net loss											(17,270,703)		(17,270,703)
Warrants issued for services									2,270,015				2,270,015
Exercise of stock options							$ 30		50,595				$ 50,625
Exercise of stock options, shares							302,644						317,500
Conversion of series A preferred stock to common			$ (1)				$ 50		(49)
Conversion of series A preferred stock to common, shares			(8,750)				500,000
Conversion of series B preferred stock to common							$ 95		(95)
Conversion of series B preferred stock to common, shares				(1,280)			948,646
Dividend on Series A preferred stock									(254,322)				(254,322)
Dividend on Series B preferred stock									(118,003)				(118,003)
Stock based compensation									9,726,950				9,726,950
Issuance of series A preferred stock to settle accrued liabilities and compensation			$ 6						588,044				588,050
Issuance of Series A preferred stock to settle accrued liabilities and compensation, shares			58,721
Issuance of common stock and warrants, net							$ 293		3,924,757				3,925,050
Issuance of common stock and warrants, net, shares							2,933,340
Issuance of series B preferred stock and warrants, net									4,378,995				4,378,995
Issuance of series B preferred stock and warrants, net, shares				5,000
Issuance of series C preferred stock and warrants, net					$ 1				7,733,600				7,733,601
Issuance of series C preferred stock and warrants net, shares					7,880
Write-off of non-controlling interest													12,498		12,498
Balance - December 31, 2022 at Dec. 31, 2021			$ 22		$ 1		$ 819		51,506,854		(47,309,849)		4,197,847
Ending balance, shares at Dec. 31, 2021			223,964	3,720	7,880		8,191,382
Issuance of common stock for investment							$ 17		99,983				100,000
Issuance of common stock for investment, shares							169,205
Conversion of secured convertible debentures to common							$ 4		6,296				6,300
Conversion of secured convertible debenture to Common stock, shares							36,000
Net loss											(13,418,814)		(13,418,814)
Warrants issued for services									472,501				472,501
Exercise of Warrants							$ 77		983,253				983,330
Exercise of Warrants, shares							766,660
Replacement warrants issued									1,608,000				1,608,000
Exercise of stock options							$ 19		(19)
Exercise of stock options, shares							185,216						217,500
Issuance of common stock for services							$ 3		44,997				$ 45,000
Issuance of common stock for services, shares							30,000
Recission of common stock issued for services							$ (3)		3
Recission of common stock issued for services, shares							(30,000)
Issuance of series A preferred stock to settle compensation			$ 6						555,694				555,700
Issuance of series A preferred stock to settle compensation, shares			55,576
Issuance of series B preferred stock to settle liabilities									189,466				189,466
Issuance of series B preferred stock to settle liabilities, shares				191
Issuance of common stock, net									(4)		(1)		(5)
Issuance of common stock, net, shares							11,502
Conversion of series A preferred stock to common			$ (3)				$ 134		(131)
Conversion of series A preferred stock to common, shares			(23,423)				1,338,456
Conversion of series B preferred stock to common							$ 195		(195)
Conversion of series B preferred stock to common, shares				(2,472)			1,962,448
Conversion of series C preferred stock to common							$ 19		(19)
Conversion of series C preferred stock to common, shares					(250)		185,167
Settlement to exchange warrant shares for convertible note							$ (60)		(899,940)				(900,000)
Settlement to exchange warrant shares for convertible note, shares							(600,000)
Dividend on Series A preferred stock									(273,497)				(273,497)
Dividend on Series B preferred stock									(90,887)				(90,887)
Balance - December 31, 2022 at Dec. 31, 2022	$ (381,520)		$ 25		$ 1		$ 1,224		54,202,355		(60,728,664)		(6,525,059)	$ (381,520)
Ending balance, shares at Dec. 31, 2022			256,117	1,439	7,630		12,246,036
Balance, value at Dec. 31, 2022												381,520
Balance - June 7, 2022 (date of inception) at Jun. 06, 2022
Balance, value at Jun. 06, 2022
Net loss	(32,723)											(32,723)
Balance, value at Jun. 30, 2022	(32,723)
Balance - June 7, 2022 (date of inception) at Jun. 06, 2022
Balance, value at Jun. 06, 2022
Net loss														(461,520)
Capital contributions														80,000
Balance - December 31, 2022 at Dec. 31, 2022	(381,520)		$ 25		$ 1		$ 1,224		54,202,355		(60,728,664)		(6,525,059)	(381,520)
Ending balance, shares at Dec. 31, 2022			256,117	1,439	7,630		12,246,036
Balance, value at Dec. 31, 2022												381,520
Net loss	(64,392)
Balance - December 31, 2022 at Mar. 31, 2023	(445,912)
Ending balance, shares at Mar. 31, 2023
Balance - June 7, 2022 (date of inception) at Dec. 31, 2022	(381,520)		$ 25		$ 1		$ 1,224		$ 54,202,355		$ (60,728,664)		$ (6,525,059)	$ (381,520)
Beginning balance, shares at Dec. 31, 2022			256,117	1,439	7,630		12,246,036
Balance, value at Dec. 31, 2022												381,520
Net loss												$ (21,211,195)
Conversion of series A preferred stock to common, shares												202,500
Balance - December 31, 2022 at Jun. 30, 2023		$ 218				$ 1,759,617		27,218,567		(20,986,010)		$ 7,992,392
Ending balance, shares at Jun. 30, 2023		21,799				175,961,698
Balance, value at Jun. 30, 2023
Balance - June 7, 2022 (date of inception) at Mar. 31, 2023	(445,912)
Beginning balance, shares at Mar. 31, 2023
Net loss										(20,986,010)		(20,986,010)
Net loss from April 1, 2023 through May 3, 2023	(160,793)
Conversion of membership interests	606,705					$ 656,477		(1,263,182)				(606,705)
Conversion of membership interests, shares						65,647,676
Issuance of common stock to former stockholders of Creek Road Miners upon Merger						$ 1,103,140		8,825,122				9,928,262
Issuance of common stock to former stockholders of Creek Road Miners upon Merger, shares						110,314,022
Issuance of common stock for investment		$ 174						16,447,475				16,447,649
Issuance of common stock for investment, shares		17,376
Conversion of secured convertible debentures to common		$ 44						3,209,152				3,209,196
Conversion of secured convertible debenture to Common stock, shares		4,423
Net loss												(21,146,803)
Balance - December 31, 2022 at Jun. 30, 2023		$ 218				$ 1,759,617		$ 27,218,567		$ (20,986,010)		7,992,392
Ending balance, shares at Jun. 30, 2023		21,799				175,961,698
Balance, value at Jun. 30, 2023